UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			     WASHINGTON, D.C  20549

				FORM 13F

			     FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 1999

Check here if Amendment [X]; Amendment Number:  1
This Amendment (Check only one.):	[X] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:		Geneva Capital Management Ltd.
Address:	250 E. Wisconsin Avenue
		Suite 1050
		Milwaukee, WI  53202

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:		Amy S. Croen
Title:		Executive Vice President
		Principal
Phone:		414-224-6002
Signature, Place, and Date of Signing:

		Amy S. Croen	Milwaukee, Wisconsin	February 1, 2000

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for the Manager:

NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

		FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		58

Form 13F Information Table Value Total:		$398,158

List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Labs                    COM              002824100     1388    38236 SH       SOLE                    12875             25361
Acxiom Corp.                   COM              005125109     3420   142480 SH       SOLE                    27330            115150
Aon Corp.                      COM              037389103     1674    41853 SH       SOLE                    17226             24627
Biogen                         COM              090597105    10142   120029 SH       SOLE                    30459             89570
Cardinal Health Inc.           COM              14149Y108     4708    98332 SH       SOLE                    26223             72309
Catalina Marketing Corp.       COM              148867104     6659    57530 SH       SOLE                     9680             47850
Chevron Corp.                  COM              166751107      652     7525 SH       SOLE                     2650              4875
Cintas Corp.                   COM              172908105     4822    90770 SH       SOLE                    22750             68020
Cisco Systems                  COM              17275R102    19856   185358 SH       SOLE                    43513            142095
Citrix Systems Inc.            COM              177376100    14863   120835 SH       SOLE                    23140             97945
Comverse Technologies          COM              205862402    21732   150136 SH       SOLE                    34506            115830
Concord EFS                    COM              206197105     8088   314104 SH       SOLE                    63024            251080
DEVRY Inc.                     COM              251893103     6096   325105 SH       SOLE                    74130            250975
Dionex Corp.                   COM              254546104     3321    80629 SH       SOLE                    11679             68950
Ecolab, Inc.                   COM              278865100     4545   116166 SH       SOLE                    28246             88260
Electronic Arts Inc.           COM              285512109     8801   104770 SH       SOLE                    22375             82595
Emerson Electric               COM              291011104     1617    28189 SH       SOLE                     9110             19079
Expeditors Int'l of Washington COM              302130109     8976   204880 SH       SOLE                    42940            162240
FIserv Inc.                    COM              337738108    10895   284366 SH       SOLE                    68855            216261
Fastenal Co.                   COM              311900104     5510   122611 SH       SOLE                    28211             94400
Fifth Third Bancorp            COM              316773100    10120   137923 SH       SOLE                    33264            104959
General Electric               COM              369604103     6043    39047 SH       SOLE                    14225             25022
Harley Davidson                COM              412822108    11061   172660 SH       SOLE                    41625            131035
Hewlett Packard                COM              428236103     2147    18875 SH       SOLE                     6300             12575
Home Depot Inc.                COM              437076102    18587   270351 SH       SOLE                    65085            205716
Ingersoll-Rand                 COM              456866102     3056    55506 SH       SOLE                    12150             43356
Intel Corp.                    COM              458140100    12481   151625 SH       SOLE                    37600            114325
Interim Services               COM              45868P100     7420   299815 SH       SOLE                    66565            233550
Johnson & Johnson              COM              478160104     2219    23798 SH       SOLE                     7400             16398
Kaydon Corp.                   COM              486587108     3654   136262 SH       SOLE                    36612            100050
Keane Inc.                     COM              486665102     5277   164265 SH       SOLE                    41140            123425
Kohls Corp.                    COM              500255104    12525   173505 SH       SOLE                    43540            130265
Legato Systems, Inc.           COM              524651106    14884   216294 SH       SOLE                    42674            174020
Linear Technology Corp.        COM              535678106     5493    76760 SH       SOLE                    15670             61240
Marshall & Ilsley              COM              571834100     8393   133627 SH       SOLE                    27202            106425
Medimmune Inc.                 COM              584699102     2057    12400 SH       SOLE                     1800             10600
Merck & Co.                    COM              589331107     2167    32255 SH       SOLE                    11250             21005
Microsoft Corp.                COM              594918104    12611   108017 SH       SOLE                    27210             81057
Midwest Express                COM              597911106     2467    77404 SH       SOLE                     4554             72850
O'Reilly Auto Parts            COM              686091109     9340   434398 SH       SOLE                   104758            330240
Omnicom Group Inc.             COM              681919106    11861   118606 SH       SOLE                    24421             94385
Patterson Dental Co.           COM              703412106     9172   215189 SH       SOLE                    43864            171650
Paychex, Inc                   COM              704326107    10134   253362 SH       SOLE                    57086            196781
Phillips Petroleum             COM              718507106      916    19500 SH       SOLE                     7750             11750
Procter & Gamble               COM              742718109     2648    24173 SH       SOLE                     8630             15543
SBC Communications             COM              78387G103     1023    20982 SH       SOLE                     4513             16469
Schlumberger                   COM              806857108     1582    28180 SH       SOLE                    11550             16630
Scholastic Corp.               COM              807066105     6679   107400 SH       SOLE                    19095             88480
Snap-On Inc.                   COM              833034101     1981    74573 SH       SOLE                     8323             66250
Southwest Airlines             COM              844741108     6099   378219 SH       SOLE                    88607            290272
Starbucks                      COM              855244109     3266   134679 SH       SOLE                    32054            102625
SunGard Data Sys.              COM              867363103     6348   267269 SH       SOLE                    67369            200500
Tribune Co.                    COM              896047107     6709   121843 SH       SOLE                    28050             94043
Valspar Corp.                  COM              920355104     8362   199696 SH       SOLE                    48146            151850
Walgreen Co.                   COM              931422109    10844   370725 SH       SOLE                    91500            279925
Wells Fargo Corp.              COM              949746101     2718    67218 SH       SOLE                    20575             46643
Williams Sonoma Inc.           COM              969904101      222     4830 SH       SOLE                     2505              2325
Zebra Technologies             COM              989207105     7826   133784 SH       SOLE                    22669            111115